Share-based payments - Share awards and Other information (Details) - Share awards plan £ / shares in Units, € in Thousands, EQUITYINSTRUMENTS in Millions	12 Months Ended
	Mar. 31, 2025 EUR (€) EQUITYINSTRUMENTS	Mar. 31, 2025 GBP (£) EQUITYINSTRUMENTS £ / shares	Mar. 31, 2024 EUR (€) EQUITYINSTRUMENTS	Mar. 31, 2024 GBP (£) EQUITYINSTRUMENTS £ / shares	Mar. 31, 2023 GBP (£) EQUITYINSTRUMENTS £ / shares
Disclosure of terms and conditions of share-based payment arrangement
Balance at the beginning of the period (in shares) | EQUITYINSTRUMENTS	317	317	261	261	270
Granted (in shares) | EQUITYINSTRUMENTS	187	187	177	177	120
Vested (in shares) | EQUITYINSTRUMENTS	(85)	(85)	(76)	(76)	(70)
Forfeited (in shares) | EQUITYINSTRUMENTS	(50)	(50)	(45)	(45)	(59)
Balance at the end of the period (in shares) | EQUITYINSTRUMENTS	369	369	317	317	261
Weighted average fair value at the beginning of the period	€ 920	£ 0.92		£ 1.14	£ 1.07
Granted (per share) | £		0.7		0.72	1.17
Vested (per share) | £		1.09		1.17	1.15
Forfeited (per share) | £		0.9		0.99	0.89
Weighted average fair value at the end of the period		0.77	€ 920	0.92	1.14
Total fair value of shares vested during period | £		93,000,000		89,000,000	81,000,000
Compensation cost | £		£ 112,000,000		£ 125,000,000	£ 141,000,000
Average share price | £ / shares		£ 71.3		£ 74.7	£ 108.2